CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]		Additional Paid-in Capital [Member]	Accumulated other comprehensive income (loss) [Member]		Accumulated Deficit [Member]
Balance at Dec. 31, 2011	$ 260,075	$ 1,882		$ 867,098	$ 541		$ (609,446)
Balance, shares at Dec. 31, 2011		41,182,000
Issuance of restricted share units (RSU)	24	24
Issuance of restricted share units (RSU), shares		459,000
Stock-based compensation of options and RSUs related to employees and non- employees	2,445			2,445
Conversion of convertible subordinated notes	52		[1]	52
Conversion of convertible subordinated notes, shares		3,000
Exercise of stock options	230	3		227
Exercise of stock options, shares		56,000
Comprehensive loss	(20,869)				2,323		(23,192)
Balance at Dec. 31, 2012	241,957	1,909		869,822	2,864		(632,638)
Balance, shares at Dec. 31, 2012		41,700,000
Issuance of restricted share units (RSU)	15	15
Issuance of restricted share units (RSU), shares		271,000
Stock-based compensation of options and RSUs related to employees and non- employees	2,665			2,665
Exercise of stock options	566	8		558
Exercise of stock options, shares		155,000
Comprehensive loss	(19,170)				(1,273)		(17,897)
Balance at Dec. 31, 2013	226,033	1,932		873,045	1,591		(650,535)
Balance, shares at Dec. 31, 2013	42,125,774	42,126,000
Issuance of restricted share units (RSU)	19	19
Issuance of restricted share units (RSU), shares		332,000
Stock-based compensation of options and RSUs related to employees and non- employees	2,427			2,427
Exercise of stock options	1,167	15		1,152
Exercise of stock options, shares		272,000
Comprehensive loss	(4,507)				(3,011)		(1,496)
Balance at Dec. 31, 2014	$ 225,139	$ 1,966		$ 876,624	$ (1,420)	[2]	$ (652,031)
Balance, shares at Dec. 31, 2014	42,730,424	42,730,000

[1]	Represents an amount lower than $ 1.
[2]	As of December 31, 2014 the comprehensive loss consists of foreign currency translation adjustments at the amount of $ 614 and unrealized loss on forward contracts at the amount of $ 806.